Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cost of revenues	$ 4,312	$ 3,594	$ 409
Consumables [Member]
Statement Line Items [Line Items]
Cost of revenues	240	195	62
Support services [Member]
Statement Line Items [Line Items]
Cost of revenues	855	403
Sales of printers [Member]
Statement Line Items [Line Items]
Cost of revenues	3,192	2,938	228
Printers rental [Member]
Statement Line Items [Line Items]
Cost of revenues	$ 25	$ 58	$ 119